CONVERTIBLE DEBT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Convertible Notes [Roll Forward]
Balance at beginning	$ 6,466
Balance at ending	1,896	$ 6,466
Unsecured Convertible Promissory Notes [Member]
Convertible Notes [Roll Forward]
Balance at beginning	475	393
Accreted interest, net of interest paid	117	82
Balance at ending	$ 592	$ 475